Income Taxes (Details) (USD $)	3 Months Ended															12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Federal:
Current																$ 51,000,000	$ (45,000,000)	$ (52,000,000)
Deferred																796,000,000	676,000,000	698,000,000
Total Federal																847,000,000	631,000,000	646,000,000
State and Local:
Current																25,000,000	29,000,000	35,000,000
Deferred																70,000,000	24,000,000	(77,000,000)
Total State and Local																95,000,000	53,000,000	(42,000,000)
Income Tax Expense:
Deferred																878,000,000	709,000,000	636,000,000
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	192,000,000	[1]	494,000,000		391,000,000		561,000,000		347,000,000	[2],[3]	434,000,000	[4]	339,000,000	[5],[6]	364,000,000	1,638,000,000	1,484,000,000	1,262,000,000
Income Tax Expense (Credit)																942,000,000	684,000,000	604,000,000
Pretax Income																2,580,000,000	2,168,000,000	1,866,000,000
Income Taxes on Pretax Income at Statutory Rate (35%)																903,000,000	759,000,000	653,000,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation																54,000,000	47,000,000	39,000,000
Investment Tax Credits, Net																(13,000,000)	(14,000,000)	(14,000,000)
State and Local Income Taxes, Net																64,000,000	29,000,000	(33,000,000)
Removal Costs																(24,000,000)	(21,000,000)	(18,000,000)
AFUDC																(42,000,000)	(31,000,000)	(39,000,000)
Valuation Allowance																(2,000,000)	5,000,000	6,000,000
U.K. Windfall Tax																0	(80,000,000)	15,000,000
Other																2,000,000	(10,000,000)	(5,000,000)
Income Tax Expense																942,000,000	684,000,000	604,000,000
Effective Income Tax Rate																36.51163%	31.54982%	32.3687%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	2,653,000,000								2,900,000,000							2,653,000,000	2,900,000,000
Deferred Tax Liabilities	(13,599,000,000)								(13,088,000,000)							(13,599,000,000)	(13,088,000,000)
Property Related Temporary Differences	(7,968,000,000)								(7,508,000,000)							(7,968,000,000)	(7,508,000,000)
Amounts Due from Customers for Future Federal Income Taxes	(255,000,000)								(273,000,000)							(255,000,000)	(273,000,000)
Deferred State Income Taxes	(811,000,000)								(765,000,000)							(811,000,000)	(765,000,000)
Securitized Assets	(753,000,000)								(870,000,000)							(753,000,000)	(870,000,000)
Regulatory Assets	(694,000,000)								(609,000,000)							(694,000,000)	(609,000,000)
Deferred Income Taxes on Other Comprehensive Loss	60,000,000								66,000,000							60,000,000	66,000,000
Accrued Nuclear Decommissioning	(611,000,000)								(554,000,000)							(611,000,000)	(554,000,000)
Net Operating Loss Carryforward	47,000,000								233,000,000							47,000,000	233,000,000
Tax Credit Carryforward	144,000,000								109,000,000							144,000,000	109,000,000
Valuation Allowance	(56,000,000)								(97,000,000)							(56,000,000)	(97,000,000)
All Other, Net	(49,000,000)								80,000,000							(49,000,000)	80,000,000
Net Deferred Tax Liabilities	(10,946,000,000)								(10,188,000,000)							(10,946,000,000)	(10,188,000,000)
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward									156,000,000								156,000,000
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense																3,000,000	1,000,000	11,000,000
Interest Income																1,000,000	51,000,000	0
Reversal of Prior Period Interest Expense																2,000,000	0	1,000,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	44,000,000								43,000,000							44,000,000	43,000,000
Accrual for Payment of Interest and Penalties	6,000,000								5,000,000							6,000,000	5,000,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							175,000,000								267,000,000	175,000,000	267,000,000	168,000,000
Increase - Tax Positions Taken During a Prior Period																18,000,000	0	23,000,000
Decrease - Tax Positions Taken During a Prior Period																(1,000,000)	(94,000,000)	(16,000,000)
Increase - Tax Positions Taken During the Current Year																0	2,000,000	121,000,000
Decrease - Tax Positions Taken During the Current Year																0	0	0
Decrease - Settlements with Taxing Authorities																(1,000,000)	0	(25,000,000)
Decrease - Lapse of the Applicable Statute of Limitations																(9,000,000)	0	(4,000,000)
Balance at December 31,	182,000,000								175,000,000							182,000,000	175,000,000	267,000,000	168,000,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income																35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss																		366,000,000	226,000,000
Uncertain Tax Position Noncurrent	69,000,000															69,000,000
Uncertain Tax Positions Netted Against Tax Credit and Alternative Minimum Tax Carryforward Tax Benefits	52,000,000															52,000,000
Tax Credit Carryforward, Deferred Tax Asset	56,000,000															56,000,000
Income Tax Expense (Credit)																942,000,000	684,000,000	604,000,000
Interest Income																7,000,000	58,000,000	8,000,000
Net Income (Loss)	192,000,000	[1]	494,000,000		391,000,000		561,000,000		347,000,000	[2],[3]	434,000,000	[4]	339,000,000	[5],[6]	364,000,000	1,638,000,000	1,484,000,000	1,262,000,000
Unrecognized Tax Benefits, if Recognized - Amount	97,000,000								87,000,000							97,000,000	87,000,000	149,000,000
Period With No Receipt Of Cash Expected																12 months
Period with No Change in Unrecognized Tax Benefits																12 months
Indiana Corporate Income Tax Rate																8.50%
Reduced Indiana Corporate Income Tax Rate																6.50%
Reduction In Indiana Corporate Tax Rate																0.50%
Traditional Corporate Net Income Tax																6.00%
Original WV Corporate Income Tax Rate																7.00%
Reduced WV Corporate Income Tax																6.50%
Appalachian Power Co [Member]
Income Tax Expense:
Current																10,926,000	58,441,000	28,307,000
Deferred																144,651,000	75,714,000	138,460,000
Deferred Investment Tax Credits																(649,000)	(1,220,000)	(1,240,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	28,559,000		48,758,000		36,247,000		101,851,000		30,176,000	[2]	62,625,000		29,862,000		70,548,000	215,415,000	193,211,000	257,503,000
Income Tax Expense (Credit)																154,928,000	132,935,000	165,527,000
Pretax Income																370,343,000	326,146,000	423,030,000
Income Taxes on Pretax Income at Statutory Rate (35%)																129,620,000	114,151,000	148,061,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation																23,527,000	20,286,000	20,424,000
Investment Tax Credits, Net																(649,000)	(1,220,000)	(1,240,000)
State and Local Income Taxes, Net																6,531,000	2,707,000	3,175,000
Removal Costs																(6,844,000)	(6,454,000)	(6,641,000)
AFUDC																(3,768,000)	(1,420,000)	(1,145,000)
Valuation Allowance																(2,498,000)	5,062,000	5,674,000
Other																9,009,000	(177,000)	(2,781,000)
Income Tax Expense																154,928,000	132,935,000	165,527,000
Effective Income Tax Rate																41.83365%	40.75935%	39.1289%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	446,346,000								548,966,000							446,346,000	548,966,000
Deferred Tax Liabilities	(2,711,233,000)								(2,788,306,000)							(2,711,233,000)	(2,788,306,000)
Property Related Temporary Differences	(1,801,885,000)								(1,725,853,000)							(1,801,885,000)	(1,725,853,000)
Amounts Due from Customers for Future Federal Income Taxes	(70,417,000)								(94,775,000)							(70,417,000)	(94,775,000)
Deferred State Income Taxes	(239,724,000)								(246,247,000)							(239,724,000)	(246,247,000)
Securitized Assets	(122,559,000)								(130,834,000)							(122,559,000)	(130,834,000)
Regulatory Assets	(113,671,000)								(104,824,000)							(113,671,000)	(104,824,000)
Deferred Income Taxes on Other Comprehensive Loss	(2,710,000)								(1,589,000)							(2,710,000)	(1,589,000)
Net Operating Loss Carryforward	9,796,000								45,177,000							9,796,000	45,177,000
Tax Credit Carryforward	46,162,000								21,940,000							46,162,000	21,940,000
Valuation Allowance	0								(41,277,000)							0	(41,277,000)
All Other, Net	30,121,000								38,942,000							30,121,000	38,942,000
Net Deferred Tax Liabilities	(2,264,887,000)								(2,239,340,000)							(2,264,887,000)	(2,239,340,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense																0	0	62,000
Interest Income																0	1,089,000	0
Reversal of Prior Period Interest Expense																193,000	0	183,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0								0							0	0
Accrual for Payment of Interest and Penalties	0								158,000							0	158,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							1,164,000								5,253,000	1,164,000	5,253,000	7,311,000
Increase - Tax Positions Taken During a Prior Period																0	0	0
Decrease - Tax Positions Taken During a Prior Period																0	(4,089,000)	(384,000)
Increase - Tax Positions Taken During the Current Year																0	0	0
Decrease - Tax Positions Taken During the Current Year																0	0	0
Increase - Settlements with Taxing Authorities																1,000
Decrease - Settlements with Taxing Authorities																0	0	(1,674,000)
Decrease - Lapse of the Applicable Statute of Limitations																(1,165,000)	0	0
Balance at December 31,	0								1,164,000							0	1,164,000	5,253,000	7,311,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income																35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss																			313,000,000
Income Tax Expense (Credit)																154,928,000	132,935,000	165,527,000
Net Income (Loss)	28,559,000		48,758,000		36,247,000		101,851,000		30,176,000	[2]	62,625,000		29,862,000		70,548,000	215,415,000	193,211,000	257,503,000
Unrecognized Tax Benefits, if Recognized - Amount	0								0							0	0	0
Period with No Change in Unrecognized Tax Benefits																12 months
Indiana Corporate Income Tax Rate																8.50%
Reduced Indiana Corporate Income Tax Rate																6.50%
Reduction In Indiana Corporate Tax Rate																0.50%
Traditional Corporate Net Income Tax																6.00%
Original WV Corporate Income Tax Rate																7.00%
Reduced WV Corporate Income Tax																6.50%
Indiana Michigan Power Co [Member]
Income Tax Expense:
Current																14,273,000	(49,067,000)	(9,221,000)
Deferred																70,225,000	129,109,000	53,067,000
Deferred Investment Tax Credits																(4,877,000)	(4,931,000)	(4,502,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	14,598,000		26,626,000		27,334,000		87,089,000		35,413,000		57,880,000		40,754,000		43,457,000	155,647,000	177,504,000	118,457,000
Income Tax Expense (Credit)																79,621,000	75,111,000	39,344,000
Pretax Income																235,268,000	252,615,000	157,801,000
Income Taxes on Pretax Income at Statutory Rate (35%)																82,344,000	88,415,000	55,230,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation																12,885,000	10,057,000	8,659,000
Investment Tax Credits, Net																(4,877,000)	(4,931,000)	(4,502,000)
State and Local Income Taxes, Net																7,668,000	(882,000)	(1,559,000)
Removal Costs																(11,272,000)	(9,432,000)	(5,490,000)
AFUDC																(9,994,000)	(10,555,000)	(7,218,000)
Other																2,867,000	2,439,000	(5,776,000)
Income Tax Expense																79,621,000	75,111,000	39,344,000
Effective Income Tax Rate																33.84268%	29.73339%	24.93267%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	911,811,000								843,630,000							911,811,000	843,630,000
Deferred Tax Liabilities	(2,190,002,000)								(2,043,810,000)							(2,190,002,000)	(2,043,810,000)
Property Related Temporary Differences	(418,724,000)								(390,829,000)							(418,724,000)	(390,829,000)
Amounts Due from Customers for Future Federal Income Taxes	(40,580,000)								(39,137,000)							(40,580,000)	(39,137,000)
Deferred State Income Taxes	(138,907,000)								(137,162,000)							(138,907,000)	(137,162,000)
Regulatory Assets	(74,690,000)								(59,008,000)							(74,690,000)	(59,008,000)
Deferred Income Taxes on Other Comprehensive Loss	7,732,000								8,351,000							7,732,000	8,351,000
Accrued Nuclear Decommissioning	(610,955,000)								(553,794,000)							(610,955,000)	(553,794,000)
Net Operating Loss Carryforward	0								15,690,000							0	15,690,000
All Other, Net	(2,067,000)								(44,291,000)							(2,067,000)	(44,291,000)
Net Deferred Tax Liabilities	(1,278,191,000)								(1,200,180,000)							(1,278,191,000)	(1,200,180,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense																0	0	1,355,000
Interest Income																0	597,000	0
Reversal of Prior Period Interest Expense																289,000	0	0
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0								0							0	0
Accrual for Payment of Interest and Penalties	526,000								957,000							526,000	957,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							3,164,000								15,085,000	3,164,000	15,085,000	14,071,000
Increase - Tax Positions Taken During a Prior Period																1,431,000	0	2,266,000
Decrease - Tax Positions Taken During a Prior Period																0	(11,921,000)	(1,252,000)
Increase - Tax Positions Taken During the Current Year																0	0	0
Decrease - Tax Positions Taken During the Current Year																0	0	0
Increase - Settlements with Taxing Authorities																0
Decrease - Settlements with Taxing Authorities																(660,000)	0	0
Decrease - Lapse of the Applicable Statute of Limitations																(1,640,000)	0	0
Balance at December 31,	2,295,000								3,164,000							2,295,000	3,164,000	15,085,000	14,071,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income																35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss																			123,000,000
Income Tax Expense (Credit)																79,621,000	75,111,000	39,344,000
Net Income (Loss)	14,598,000		26,626,000		27,334,000		87,089,000		35,413,000		57,880,000		40,754,000		43,457,000	155,647,000	177,504,000	118,457,000
Unrecognized Tax Benefits, if Recognized - Amount	1,591,000								1,220,000							1,591,000	1,220,000	1,220,000
Period with No Change in Unrecognized Tax Benefits																12 months
Indiana Corporate Income Tax Rate																8.50%
Reduced Indiana Corporate Income Tax Rate																6.50%
Reduction In Indiana Corporate Tax Rate																0.50%
Traditional Corporate Net Income Tax																6.00%
Original WV Corporate Income Tax Rate																7.00%
Reduced WV Corporate Income Tax																6.50%
Ohio Power Co [Member]
Income Tax Expense:
Current																58,057,000	92,625,000	100,447,000
Deferred																74,391,000	134,463,000	45,685,000
Deferred Investment Tax Credits																(241,000)	(1,418,000)	(1,849,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	45,053,000	[7]	54,060,000	[7]	56,535,000	[7]	60,774,000	[7]	80,249,000		178,901,000		21,056,000	[5]	129,774,000	216,422,000	409,980,000	343,534,000
Income Tax Expense (Credit)																132,207,000	225,670,000	144,283,000
Pretax Income																348,629,000	635,650,000	487,817,000
Income Taxes on Pretax Income at Statutory Rate (35%)																122,020,000	222,478,000	170,736,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation																6,665,000	6,759,000	5,239,000
Investment Tax Credits, Net																(241,000)	(1,418,000)	(1,849,000)
State and Local Income Taxes, Net																8,866,000	3,327,000	(18,291,000)
Parent Company Loss Benefit																(996,000)	(2,154,000)	(11,915,000)
Other																(4,107,000)	(3,322,000)	363,000
Income Tax Expense																132,207,000	225,670,000	144,283,000
Effective Income Tax Rate																37.92197%	35.50224%	29.57728%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	171,816,000								183,085,000							171,816,000	183,085,000
Deferred Tax Liabilities	(1,528,130,000)								(1,477,691,000)							(1,528,130,000)	(1,477,691,000)
Property Related Temporary Differences	(926,520,000)								(841,607,000)							(926,520,000)	(841,607,000)
Amounts Due from Customers for Future Federal Income Taxes	(47,598,000)								(51,946,000)							(47,598,000)	(51,946,000)
Deferred State Income Taxes	(34,232,000)								(28,569,000)							(34,232,000)	(28,569,000)
Regulatory Assets	(242,391,000)								(215,535,000)							(242,391,000)	(215,535,000)
Deferred Income Taxes on Other Comprehensive Loss	(3,016,000)								(3,812,000)							(3,016,000)	(3,812,000)
Deferred Fuel and Purchased Power	(145,515,000)								(176,192,000)							(145,515,000)	(176,192,000)
All Other, Net	42,958,000								23,055,000							42,958,000	23,055,000
Net Deferred Tax Liabilities	(1,356,314,000)								(1,294,606,000)							(1,356,314,000)	(1,294,606,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense																129,000	0	266,000
Interest Income																0	1,892,000	0
Reversal of Prior Period Interest Expense																245,000	0	504,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0								0							0	0
Accrual for Payment of Interest and Penalties	382,000								407,000							382,000	407,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							2,086,000								11,052,000	2,086,000	11,052,000	43,565,000
Increase - Tax Positions Taken During a Prior Period																6,335,000	0	1,360,000
Decrease - Tax Positions Taken During a Prior Period																0	(8,966,000)	(13,582,000)
Increase - Tax Positions Taken During the Current Year																0	0	0
Decrease - Tax Positions Taken During the Current Year																0	0	0
Increase - Settlements with Taxing Authorities																70,000
Decrease - Settlements with Taxing Authorities																0	0	(20,291,000)
Decrease - Lapse of the Applicable Statute of Limitations																(1,566,000)	0	0
Balance at December 31,	6,925,000								2,086,000							6,925,000	2,086,000	11,052,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income																35.00%	35.00%	35.00%
Income Tax Expense (Credit)																132,207,000	225,670,000	144,283,000
Net Income (Loss)	45,053,000	[7]	54,060,000	[7]	56,535,000	[7]	60,774,000	[7]	80,249,000		178,901,000		21,056,000	[5]	129,774,000	216,422,000	409,980,000	343,534,000
Unrecognized Tax Benefits, if Recognized - Amount	4,462,000								674,000							4,462,000	674,000	674,000
Period with No Change in Unrecognized Tax Benefits																12 months
Indiana Corporate Income Tax Rate																8.50%
Reduced Indiana Corporate Income Tax Rate																6.50%
Reduction In Indiana Corporate Tax Rate																0.50%
Traditional Corporate Net Income Tax																6.00%
Original WV Corporate Income Tax Rate																7.00%
Reduced WV Corporate Income Tax																6.50%
Public Service Co Of Oklahoma [Member]
Income Tax Expense:
Current																(24,349,000)	7,689,000	18,634,000
Deferred																74,756,000	53,788,000	48,916,000
Deferred Investment Tax Credits																175,000	4,408,000	(856,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	10,946,000		45,086,000		22,449,000		8,448,000		4,575,000		51,096,000		28,432,000		13,693,000	86,929,000	97,796,000	114,141,000
Income Tax Expense (Credit)																50,582,000	65,885,000	66,694,000
Pretax Income																137,511,000	163,681,000	180,835,000
Income Taxes on Pretax Income at Statutory Rate (35%)																48,129,000	57,288,000	63,292,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation																176,000	164,000	(10,000)
Investment Tax Credits, Net																(770,000)	(776,000)	(781,000)
State and Local Income Taxes, Net																4,777,000	5,423,000	6,953,000
Tax Adjustments																(1,241,000)	5,268,000	201,000
Other																(489,000)	(1,482,000)	(2,961,000)
Income Tax Expense																50,582,000	65,885,000	66,694,000
Effective Income Tax Rate																36.78397%	40.25208%	36.88113%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	110,758,000								107,567,000							110,758,000	107,567,000
Deferred Tax Liabilities	(1,016,721,000)								(936,791,000)							(1,016,721,000)	(936,791,000)
Property Related Temporary Differences	(805,193,000)								(736,160,000)							(805,193,000)	(736,160,000)
Amounts Due from Customers for Future Federal Income Taxes	(678,000)								(31,000)							(678,000)	(31,000)
Deferred State Income Taxes	(109,285,000)								(99,126,000)							(109,285,000)	(99,126,000)
Regulatory Assets	(39,620,000)								(39,414,000)							(39,620,000)	(39,414,000)
Deferred Income Taxes on Other Comprehensive Loss	(2,661,000)								(3,100,000)							(2,661,000)	(3,100,000)
Deferred Federal Income Taxes on Deferred State Income Taxes	43,918,000								40,362,000							43,918,000	40,362,000
Net Operating Loss Carryforward	6,365,000								4,314,000							6,365,000	4,314,000
Tax Credit Carryforward	681,000								565,000							681,000	565,000
All Other, Net	510,000								3,366,000							510,000	3,366,000
Net Deferred Tax Liabilities	(905,963,000)								(829,224,000)							(905,963,000)	(829,224,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense																88,000	0	259,000
Interest Income																0	135,000	0
Reversal of Prior Period Interest Expense																137,000	0	294,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0								209,000							0	209,000
Accrual for Payment of Interest and Penalties	310,000								562,000							310,000	562,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							2,184,000								2,273,000	2,184,000	2,273,000	3,585,000
Increase - Tax Positions Taken During a Prior Period																64,000	0	421,000
Decrease - Tax Positions Taken During a Prior Period																(18,000)	(103,000)	(92,000)
Increase - Tax Positions Taken During the Current Year																0	14,000	0
Decrease - Tax Positions Taken During the Current Year																0	0	0
Increase - Settlements with Taxing Authorities																37,000
Decrease - Settlements with Taxing Authorities																0	0	0
Decrease - Lapse of the Applicable Statute of Limitations																(948,000)	0	(1,641,000)
Balance at December 31,	1,319,000								2,184,000							1,319,000	2,184,000	2,273,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income																35.00%	35.00%	35.00%
Income Tax Expense (Credit)																50,582,000	65,885,000	66,694,000
Net Income (Loss)	10,946,000		45,086,000		22,449,000		8,448,000		4,575,000		51,096,000		28,432,000		13,693,000	86,929,000	97,796,000	114,141,000
Unrecognized Tax Benefits, if Recognized - Amount	858,000								827,000							858,000	827,000	818,000
Period with No Change in Unrecognized Tax Benefits																12 months
Southwestern Electric Power Co [Member]
Income Tax Expense:
Current																(171,629,000)	(10,866,000)	(214,353,000)
Deferred																239,426,000	81,888,000	260,761,000
Deferred Investment Tax Credits																(1,377,000)	(1,561,000)	(550,000)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	14,227,000		74,547,000		32,823,000		22,962,000		104,124,000	[3]	7,920,000	[8]	30,227,000		11,548,000	144,559,000	153,819,000	202,513,000
Income Tax Expense (Credit)																66,420,000	69,461,000	45,858,000
Pretax Income																210,979,000	223,280,000	248,371,000
Income Taxes on Pretax Income at Statutory Rate (35%)																73,843,000	78,148,000	86,930,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation																2,944,000	3,086,000	2,105,000
Depletion																(4,143,000)	(3,472,000)	(3,276,000)
Investment Tax Credits, Net																(1,377,000)	(1,561,000)	(550,000)
State and Local Income Taxes, Net																3,083,000	(1,453,000)	(18,010,000)
AFUDC																(4,182,000)	(2,381,000)	(19,879,000)
Other																(3,748,000)	(2,906,000)	(1,462,000)
Income Tax Expense																66,420,000	69,461,000	45,858,000
Effective Income Tax Rate																31.48181%	31.10937%	18.46351%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	186,176,000								359,529,000							186,176,000	359,529,000
Deferred Tax Liabilities	(1,528,246,000)								(1,453,710,000)							(1,528,246,000)	(1,453,710,000)
Property Related Temporary Differences	(1,235,136,000)								(1,172,431,000)							(1,235,136,000)	(1,172,431,000)
Amounts Due from Customers for Future Federal Income Taxes	(44,119,000)								(43,116,000)							(44,119,000)	(43,116,000)
Deferred State Income Taxes	(124,147,000)								(118,179,000)							(124,147,000)	(118,179,000)
Regulatory Assets	(19,388,000)								(5,290,000)							(19,388,000)	(5,290,000)
Impairment Loss	21,052,000								21,295,000							21,052,000	21,295,000
Deferred Income Taxes on Other Comprehensive Loss	4,021,000								4,548,000							4,021,000	4,548,000
Net Operating Loss Carryforward	21,925,000								189,128,000							21,925,000	189,128,000
All Other, Net	33,722,000								29,864,000							33,722,000	29,864,000
Net Deferred Tax Liabilities	(1,342,070,000)								(1,094,181,000)							(1,342,070,000)	(1,094,181,000)
Summary of Amounts Reported for Interest Expense, Interest Income and Reversal of Prior Period Interest Expense
Interest Expense																172,000	215,000	286,000
Interest Income																0	0	0
Reversal of Prior Period Interest Expense																154,000	0	271,000
Amounts Accrued for Receipt of Interest and Payment of Interest and Penalties
Accrual for Receipt of Interest	0								172,000							0	172,000
Accrual for Payment of Interest and Penalties	1,010,000								1,167,000							1,010,000	1,167,000
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,							7,602,000								9,553,000	7,602,000	9,553,000	9,031,000
Increase - Tax Positions Taken During a Prior Period																1,602,000	0	2,806,000
Decrease - Tax Positions Taken During a Prior Period																(832,000)	(3,158,000)	(775,000)
Increase - Tax Positions Taken During the Current Year																0	1,301,000	0
Decrease - Tax Positions Taken During the Current Year																0	0	0
Increase - Settlements with Taxing Authorities																0
Decrease - Settlements with Taxing Authorities																(30,000)	(94,000)	0
Decrease - Lapse of the Applicable Statute of Limitations																(845,000)	0	(1,509,000)
Balance at December 31,	7,497,000								7,602,000							7,497,000	7,602,000	9,553,000
Income Taxes (Textuals) [Abstract]
Statutory Tax Rate on Pretax Income																35.00%	35.00%	35.00%
Federal Net Income Tax Operating Loss																		858,000,000
Income Tax Expense (Credit)																66,420,000	69,461,000	45,858,000
Net Income (Loss)	14,227,000		74,547,000		32,823,000		22,962,000		104,124,000	[3]	7,920,000	[8]	30,227,000		11,548,000	144,559,000	153,819,000	202,513,000
Unrecognized Tax Benefits, if Recognized - Amount	4,873,000								4,357,000							4,873,000	4,357,000	3,512,000
Period with No Change in Unrecognized Tax Benefits																12 months
Louisiana [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	431,000,000															431,000,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2029
Louisiana [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	419,384,000															419,384,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2029
Missouri [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	9,000,000															9,000,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2034
Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	322,000,000															322,000,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2034
Oklahoma [Member] | Public Service Co Of Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	163,212,000															163,212,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2034
Oklahoma [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	2,994,000															2,994,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2034
Tennessee [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	3,000,000															3,000,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2026
Tennessee [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	2,695,000															2,695,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2026
West Virginia [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	286,000,000															286,000,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2032
West Virginia [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	235,341,000															235,341,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2032
West Virginia [Member] | Ohio Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	50,228,000															50,228,000
Operating Loss Carryforwards, Expiration Date																Dec. 31, 2032
Federal [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	144,000,000															144,000,000
Tax Credit Carryforward Amount To Expire If Not Used	74,000,000															74,000,000
Income Taxes (Textuals) [Abstract]
Uncertain Tax Positions Netted Against Operating Loss Carryforward																	121,000,000
Federal [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date																Dec. 31, 2033
Federal [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date																Jan. 01, 2028
Federal [Member] | Appalachian Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward									12,000,000								12,000,000
Tax Credit Carryforward
Tax Credit Carryforward, Amount	45,654,000															45,654,000
Tax Credit Carryforward Amount To Expire If Not Used	4,046,000															4,046,000
Federal [Member] | Indiana Michigan Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward									13,000,000								13,000,000
Tax Credit Carryforward
Tax Credit Carryforward, Amount	3,418,000															3,418,000
Tax Credit Carryforward Amount To Expire If Not Used	2,877,000															2,877,000
Federal [Member] | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	25,679,000															25,679,000
Tax Credit Carryforward Amount To Expire If Not Used	1,962,000															1,962,000
Federal [Member] | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	681,000															681,000
Tax Credit Carryforward Amount To Expire If Not Used	660,000															660,000
Federal [Member] | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward									167,000,000								167,000,000
Tax Credit Carryforward
Tax Credit Carryforward, Amount	3,254,000															3,254,000
Tax Credit Carryforward Amount To Expire If Not Used	899,000															899,000
State [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	22,000,000															22,000,000
State [Member] | Appalachian Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0															0
Tax Credit Carryforward Amount To Expire If Not Used	0															0
State [Member] | Indiana Michigan Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0															0
Tax Credit Carryforward Amount To Expire If Not Used	0															0
State [Member] | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0															0
Tax Credit Carryforward Amount To Expire If Not Used	0															0
State [Member] | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	22,141,000															22,141,000
Tax Credit Carryforward Amount To Expire If Not Used	22,141,000															22,141,000
State [Member] | Southwestern Electric Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0															0
Tax Credit Carryforward Amount To Expire If Not Used	0															0
Uk Windfall Tax Issue [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income																108,000,000
Income Tax Expense (Credit)													80,000,000
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Income Tax Expense													80,000,000
Income Taxes (Textuals) [Abstract]
Income Tax Expense (Credit)													80,000,000
Interest Income													43,000,000
Net Income (Loss)																$ 108,000,000
American Taxpayer Relief Act Of 2012 [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
American Taxpayer Relief Act Of 2012 [Member] | Appalachian Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
American Taxpayer Relief Act Of 2012 [Member] | Indiana Michigan Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
American Taxpayer Relief Act Of 2012 [Member] | Ohio Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
American Taxpayer Relief Act Of 2012 [Member] | Public Service Co Of Oklahoma [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
American Taxpayer Relief Act Of 2012 [Member] | Southwestern Electric Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Tax Increase Prevention Act of 2014 [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Tax Increase Prevention Act of 2014 [Member] | Appalachian Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Tax Increase Prevention Act of 2014 [Member] | Indiana Michigan Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Tax Increase Prevention Act of 2014 [Member] | Ohio Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Tax Increase Prevention Act of 2014 [Member] | Public Service Co Of Oklahoma [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%
Tax Increase Prevention Act of 2014 [Member] | Southwestern Electric Power Co [Member]
Income Taxes (Textuals) [Abstract]
Bonus Depreciation Extension																50.00%

[1]	Includes termination of a coal contract and a KPCo regulatory disallowance (see Note 4).
[2]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[3]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[4]	Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).
[5]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).
[6]	Includes U.K. Windfall Tax benefit (see Note 12).
[7]	Prior to January 1, 2014, OPCo engaged in the generation of electric power and the subsequent sale of that powerto customers.
[8]	Includes a regulatory disallowance for the Turk Plant (see Note 4).